DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 3) - Designated As Hedging Instrument [Member] - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Interest Rate Swap [Member] | Fair Value Hedging [Member]
Derivative [Line Items]
Derivative Notional Amount	$ 500	$ 1,294
Interest Rate Swap [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Derivative Notional Amount	0	3,500
Cross Currency Interest Rate Contract [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Derivative Notional Amount	588	588
Treasury Lock [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Derivative Notional Amount	$ 0	$ 500